Schedule of investments
Nomura Global Listed Real Assets Fund	July 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 9.24%
Automotive — 0.16%
Goodyear Tire & Rubber 5.25% 7/15/31	176,000	$ 156,495
		156,495
Basic Industry — 1.79%
Adams Homes 144A 9.25% 10/15/28 #	100,000	103,309
Beazer Homes USA 7.25% 10/15/29	100,000	101,376
Builders FirstSource 144A 6.375% 3/1/34 #	200,000	196,498
Capstone Copper 144A 6.75% 3/31/33 #	185,000	186,111
Cleveland-Cliffs 144A 7.00% 3/15/32 #	215,000	215,719
Fortescue Treasury
144A 5.875% 4/15/30 #	75,000	75,222
144A 6.125% 4/15/32 #	200,000	202,204
Novelis
144A 3.875% 8/15/31 #	175,000	158,948
144A 4.75% 1/30/30 #	142,000	136,582

Quikrete Holdings 144A 6.375% 3/1/32 #	200,000	202,600
Standard Building Solutions 144A 6.50% 8/15/32 #	200,000	200,572
		1,779,141
Capital Goods — 0.79%
Ball 3.125% 9/15/31	290,000	260,531
Bombardier
144A 7.25% 7/1/31 #	195,000	203,350
144A 8.75% 11/15/30 #	75,000	79,123

Terex 144A 6.25% 10/15/32 #	245,000	246,090
		789,094
Electric — 0.78%
California Buyer 144A 6.375% 2/15/32 #	300,000	296,018
Constellation Energy Generation 5.00% 2/1/31	25,000	24,863
NRG Energy 144A 3.625% 2/15/31 #	125,000	115,248
TerraForm Power Operating 144A 4.75% 1/15/30 #	213,000	203,830
XPLR Infrastructure Operating Partners 144A 8.375% 1/15/31 #	125,000	132,915
		772,874
Energy — 1.39%
CNX Resources 144A 5.875% 3/1/34 #	190,000	184,204
Crescent Energy Finance 144A 7.875% 4/15/32 #	100,000	101,892
Genesis Energy 8.25% 1/15/29	205,000	211,522
Hilcorp Energy I 144A 6.00% 4/15/30 #	75,000	74,464
Nabors Industries 144A 9.125% 1/31/30 #	145,000	152,008
NGL Energy Operating 144A 8.375% 2/15/32 #	185,000	192,457
NQ- 095 [0726] 0926 (5905336)    1

Schedule of investments
Nomura Global Listed Real Assets Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
NuStar Logistics 6.375% 10/1/30	60,000	$ 61,248
Sunoco 144A 4.50% 10/1/29 #	200,000	193,817
Venture Global Plaquemines LNG 144A 6.50% 1/15/34 #	200,000	206,468
		1,378,080
Healthcare — 0.44%
CHS 144A 5.25% 5/15/30 #	213,000	196,831
Tenet Healthcare
4.25% 6/1/29	139,000	134,876
6.875% 11/15/31	100,000	106,186
		437,893
Leisure — 0.76%
Caesars Entertainment 144A 7.00% 2/15/30 #	165,000	165,648
Hilton Domestic Operating
144A 4.00% 5/1/31 #	205,000	192,492
4.875% 1/15/30	135,000	133,157

Wyndham Hotels & Resorts 144A 4.375% 8/15/28 #	265,000	259,620
		750,917
Media — 0.84%
CCO Holdings 144A 5.375% 6/1/29 #	215,000	208,938
CMG Media 144A 8.875% 6/18/29 #	145,000	105,174
CSC Holdings 144A 4.50% 11/15/31 #	200,000	110,938
Gray Media
144A 5.375% 11/15/31 #	79,000	58,788
144A 7.25% 8/15/33 #	25,000	24,752

Lamar Media 3.75% 2/15/28	120,000	117,525
Sirius XM Radio 144A 5.50% 7/1/29 #	210,000	209,203
		835,318
Non-Electric Utilities — 0.10%
Ferrellgas 144A 5.875% 4/1/29 #	100,000	97,633
		97,633
Real Estate — 0.64%
Iron Mountain 144A 4.50% 2/15/31 #	275,000	260,467
Outfront Media Capital 144A 4.625% 3/15/30 #	285,000	275,455
RHP Hotel Properties 144A 6.50% 4/1/32 #	100,000	101,770
		637,692
2    NQ- 095 [0726] 0926 (5905336)

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Retail — 0.21%
Murphy Oil USA 144A 3.75% 2/15/31 #		221,000	$ 205,657
			205,657
Services — 0.24%
Clean Harbors 144A 5.125% 7/15/29 #		245,000	242,209
			242,209
Technology & Electronics — 0.13%
Seagate Data Storage Technology Pte 5.75% 12/1/34		135,000	133,648
			133,648
Telecommunications — 0.79%
Galaxy Helios Data Centers II 144A 9.875% 8/1/31 #		40,000	40,151
Level 3 Financing 144A 7.00% 3/31/34 #		200,000	203,608
Uniti Group 144A 8.625% 6/15/32 #		200,000	204,451
Virgin Media Secured Finance 144A 5.50% 5/15/29 #		200,000	179,782
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #		200,000	159,378
			787,370
Transportation — 0.18%
Air Canada 144A 3.875% 8/15/26 #		175,000	175,186
			175,186
Total Corporate Bonds (cost $9,401,944)			9,179,207

Loan Agreements — 0.24%
Media — 0.24%
Charter Communications Operating Tranche B5 5.975% (SOFR03M + 2.25%) 12/15/31 •		248,220	239,222
Total Loan Agreements (cost $247,599)			239,222

Sovereign Bonds — 8.56%Δ
Australia — 0.42%
Australia Government Bond 2.50% 9/20/30 ■	AUD	378,000	415,811
			415,811
Canada — 0.49%
Canadian Government Real Return Bonds
0.25% 12/1/54	CAD	66,786	30,474
1.50% 12/1/44	CAD	80,692	54,195
4.00% 12/1/31	CAD	497,392	404,939
			489,608
NQ- 095 [0726] 0926 (5905336)    3

Schedule of investments
Nomura Global Listed Real Assets Fund
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
France — 1.72%
French Republic Government Bond OAT
144A 0.10% 3/1/29 #	EUR	575,138	$ 649,149
144A 0.10% 3/1/36 #	EUR	133,834	127,315
144A 0.10% 7/25/38 #	EUR	365,328	339,368
144A 0.10% 7/25/47 #	EUR	116,701	86,365
144A 0.10% 7/25/53 #	EUR	55,967	36,321
144A 3.15% 7/25/32 #	EUR	367,855	470,328
			1,708,846
Germany — 0.39%
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/46 ■	EUR	146,030	130,097
0.50% 4/15/30 ■	EUR	223,650	255,107
			385,204
Italy — 1.38%
Italy Buoni Poliennali Del Tesoro
144A 0.10% 5/15/33 #	EUR	615,166	644,304
144A 0.15% 5/15/51 #	EUR	63,201	41,743
144A 1.30% 5/15/28 #	EUR	387,051	448,321
144A 2.55% 9/15/41 #	EUR	197,653	239,727
			1,374,095
Japan — 0.40%
Japanese Government CPI Linked Bond 0.10% 3/10/29	JPY	62,566,900	396,731
			396,731
Spain — 0.49%
Spain Government Inflation Linked Bonds
144A 1.00% 11/30/30 #	EUR	275,130	318,962
144A 2.05% 11/30/39 #	EUR	138,807	165,920
			484,882
United Kingdom — 3.27%
United Kingdom Inflation-Linked Gilt
0.125% 8/10/31 ■	GBP	265,783	341,875
0.125% 3/22/39 ■	GBP	267,465	277,955
0.125% 3/22/44 ■	GBP	435,818	391,403
0.125% 11/22/56 ■	GBP	117,276	79,051
0.125% 3/22/58 ■	GBP	287,917	190,294
0.125% 11/22/65 ■	GBP	83,240	49,054
0.125% 3/22/68 ■	GBP	111,268	63,942
0.125% 3/22/73 ■	GBP	38,928	23,010
4    NQ- 095 [0726] 0926 (5905336)

		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
United Kingdom (continued)
United Kingdom Inflation-Linked Gilt
0.25% 3/22/52 ■	GBP	220,132	$ 168,704
0.75% 11/22/47 ■	GBP	271,076	259,105
1.25% 11/22/54 ■	GBP	379,997	379,973
2.00% 1/26/35 ■	GBP	316,500	1,024,761
			3,249,127
Total Sovereign Bonds (cost $8,672,437)			8,504,304

US Treasury Obligations — 9.37%
US Treasury Inflation Indexed Bonds
0.125% 10/15/26		1,441,143	1,428,513
0.125% 2/15/52		239,686	116,272
0.375% 7/15/27		1,423,957	1,396,700
0.75% 2/15/42		288,760	212,116
1.00% 2/15/46		490,497	343,395
1.625% 10/15/29		3,178,642	3,137,677
2.125% 1/15/35		2,318,871	2,278,002
2.125% 2/15/54		479,038	396,636
Total US Treasury Obligations (cost $9,643,555)			9,309,311
	Number of shares
Closed-Ended Trust — 0.17%
Utilities — 0.17%
Renewables Infrastructure Group	166,466	170,951
Total Closed-Ended Trust (cost $165,529)		170,951

Common Stocks — 67.58%♣
Communication Services — 1.40%
Cellnex Telecom 144A #	27,849	865,103
China Tower Class H 144A #	300,561	384,213
Helios Towers †	54,795	144,982
		1,394,298
Consumer Discretionary — 0.27%
Neinor Homes 144A #	4,507	82,539
Wyndham Hotels & Resorts	2,512	188,048
		270,587
NQ- 095 [0726] 0926 (5905336)    5

Schedule of investments
Nomura Global Listed Real Assets Fund
	Number ofshares	Value (US $)
Common Stocks♣ (continued)
Consumer Staples — 1.42%
Bunge Global	4,998	$ 530,938
JBS Class A	38,109	534,288
Pilgrim's Pride	12,600	344,736
		1,409,962
Diversified Real Estate Activities — 1.08%
Mitsubishi Estate	21,100	512,249
Mitsui Fudosan	40,300	392,579
Sumitomo Realty & Development	2,600	58,277
Sun Hung Kai Properties	6,956	109,173
		1,072,278
Energy — 13.56%
BP ADR	22,053	997,237
Canadian Natural Resources	22,459	1,069,880
Cheniere Energy	3,494	920,913
Chord Energy	2,920	409,910
ConocoPhillips	5,898	710,591
Core Natural Resources	7,921	632,413
Diamondback Energy	5,101	1,035,248
Enbridge	25,379	1,380,968
Expand Energy	6,709	630,847
Gibson Energy	17,146	392,492
Kimbell Royalty Partners	34,209	512,109
Kinder Morgan	15,410	495,894
Koninklijke Vopak	7,520	425,705
ONEOK	6,686	607,156
Ovintiv	16,464	1,028,341
Peabody Energy	15,816	337,197
Permian Resources Class A	26,348	561,476
SLB	12,174	603,709
Valero Energy	709	221,846
Weatherford International	3,303	289,970
Yellow Cake 144A #, †	28,543	211,582
		13,475,484
Financials — 0.08%
HMC Capital	40,335	81,464
		81,464
Industrials — 5.54%
Aena 144A #	12,910	397,988
Aeroports de Paris	5,648	782,845
6    NQ- 095 [0726] 0926 (5905336)

	Number ofshares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
Airports of Thailand	121,900	$ 232,721
Athens International Airport	19,644	239,210
Auckland International Airport	159,411	817,334
Canadian National Railway	1,779	226,206
Enav 144A #	91,247	532,886
Grupo Aeroportuario del Sureste ADR	2,528	696,767
Louisiana-Pacific	4,639	336,003
Sacyr	104,646	568,866
Tokyo Metro	25,100	229,931
Transurban Group	42,984	446,379
		5,507,136
Information Technology — 0.26%
NEXTDC †	27,189	255,729
		255,729
Materials — 11.33%
Agnico Eagle Mines	4,255	618,124
Alcoa	7,888	357,011
Anglo American	12,102	612,621
CF Industries Holdings	1,978	247,626
Coeur Mining	17,674	263,519
Commercial Metals	7,480	514,026
Corteva	6,643	522,871
CRH	7,422	705,164
Eldorado Gold	8,866	267,665
First Quantum Minerals †	18,432	510,944
Franco-Nevada	2,533	539,326
G Mining Ventures †	12,005	365,926
Glencore	100,828	742,633
Hudbay Minerals	27,286	620,757
International Paper	13,395	546,918
Kinross Gold	25,540	589,974
Northam Platinum Holdings	19,098	273,463
Nutrien	16,647	1,149,808
Smurfit Westrock	14,175	651,625
Steel Dynamics	2,834	712,071
West Fraser Timber	6,910	447,473
		11,259,545
NQ- 095 [0726] 0926 (5905336)    7

Schedule of investments
Nomura Global Listed Real Assets Fund
	Number ofshares	Value (US $)
Common Stocks♣ (continued)
Real Estate Development — 0.17%
CK Asset Holdings	18,500	$ 112,684
Lifestyle Communities †	15,080	54,010
		166,694
Real Estate Operating Companies/Developer — 1.06%
Catena	3,142	130,532
Fastighets Balder †	23,640	129,387
Hongkong Land Holdings	20,100	162,986
Intea Fastigheter	11,227	86,757
LEG Immobilien	2,867	172,130
Swiss Prime Site	1,134	184,956
TAG Immobilien	11,797	188,509
		1,055,257
REIT Data Center — 2.17%
Blackstone Digital Infrastructure Trust †	5,747	119,595
Digital Realty Trust	851	160,430
Equinix	1,835	1,870,379
		2,150,404
REIT Diversified — 0.95%
CapitaLand Integrated Commercial Trust	211,868	411,180
Charter Hall Group	11,058	180,817
Land Securities Group	19,691	187,562
Merlin Properties Socimi	9,431	163,912
		943,471
REIT Healthcare — 3.89%
American Healthcare REIT	6,799	378,024
Healthpeak Properties	13,680	298,634
National Healthcare Properties	10,574	161,677
Ventas	11,215	1,048,715
Welltower	8,441	1,978,908
		3,865,958
REIT Hotel & Resort — 0.17%
Ryman Hospitality Properties	1,272	170,003
		170,003
REIT Industrial — 3.86%
CapitaLand Ascendas REIT	27,312	54,705
First Industrial Realty Trust	6,547	431,055
Goodman Group	35,286	734,617
LondonMetric Property	63,081	166,761
8    NQ- 095 [0726] 0926 (5905336)

	Number ofshares	Value (US $)
Common Stocks♣ (continued)
REIT Industrial (continued)
Nippon Prologis REIT	463	$ 263,126
Prologis	9,151	1,323,326
Rexford Industrial Realty	7,546	285,013
Segro	21,391	279,424
UI Boustead †	241,200	150,462
Warehouses De Pauw CVA	5,470	140,770
		3,829,259
REIT Multifamily — 0.87%
AvalonBay Communities	2,543	472,006
Essex Property Trust	1,359	386,146
		858,152
REIT Office — 0.74%
Japan Prime Realty Investment	237	145,629
Japan Real Estate Investment	297	227,279
Kilroy Realty	6,207	240,956
Orix JREIT	188	121,655
		735,519
REIT Retail — 4.10%
Agree Realty	8,766	681,995
Japan Metropolitan Fund Invest	235	173,587
Link REIT	58,582	292,000
Macerich	12,902	333,388
NETSTREIT	20,725	444,551
NNN REIT	4,450	211,464
Primaris Real Estate Investment Trust	8,843	144,518
Scentre Group	108,934	299,080
Simon Property Group	4,497	1,031,477
Unibail-Rodamco-Westfield	3,768	459,087
		4,071,147
REIT Self-Storage — 1.01%
Public Storage	3,097	1,003,954
		1,003,954
REIT Single Family — 0.48%
Invitation Homes	16,120	479,086
		479,086
NQ- 095 [0726] 0926 (5905336)    9

Schedule of investments
Nomura Global Listed Real Assets Fund
	Number ofshares	Value (US $)
Common Stocks♣ (continued)
REIT Specialty — 1.32%
Iron Mountain	4,575	$ 559,614
VICI Properties	28,542	752,082
		1,311,696
REIT Telecom Tower — 0.63%
American Tower	1,048	181,681
Crown Castle	5,766	439,946
		621,627
Utilities — 11.22%
Alliant Energy	1,558	110,275
American Electric Power	4,206	537,737
Black Hills	7,042	501,461
China Gas Holdings	343,800	268,159
CLP Holdings	47,000	467,290
CMS Energy	9,298	669,363
Dominion Energy	8,675	600,050
EDP Renewables	28,201	437,594
Enel	27,262	307,881
Essential Utilities	16,688	665,017
National Grid	43,830	701,536
NextEra Energy	8,673	753,857
NiSource	4,766	211,753
Northland Power	14,605	227,329
Pennon Group	91,164	567,868
PG&E	34,239	595,074
PPL	6,275	220,943
Redeia	19,077	336,462
Sempra	9,099	805,716
Spire	2,793	223,049
SSE	14,194	448,437
United Utilities Group	58,711	1,093,455
Xcel Energy	5,094	398,351
		11,148,657
Total Common Stocks (cost $60,517,432)		67,137,367

Exchange-Traded Fund — 1.22%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	50,594	1,210,714
Total Exchange-Traded Fund (cost $1,175,232)		1,210,714

10    NQ- 095 [0726] 0926 (5905336)

	Number ofshares	Value (US $)

Short-Term Investments — 2.61%
Money Market Mutual Funds — 2.61%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.56%)	649,892	$ 649,892
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.55%)	649,892	649,892
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.63%)	649,892	649,892
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.59%)	649,892	649,892
Total Short-Term Investments (cost $2,599,568)		2,599,568
Total Value of Securities—98.99% (cost $92,423,296)		98,350,644

Receivables and Other Assets Net of Liabilities—1.01%		998,918
Net Assets Applicable to 6,705,763 Shares Outstanding—100.00%		$99,349,562
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2026, the aggregate value of Rule 144A securities was $13,779,914, which represents 13.87% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Δ	Securities have been classified by country of risk.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
NQ- 095 [0726] 0926 (5905336)    11

Schedule of investments
Nomura Global Listed Real Assets Fund
†	Non-income producing security.
The following forward foreign currency exchange contracts were outstanding at July 31, 2026:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	CAD	(16,200)	USD	11,833	8/21/26	$267	$—
HSBC	AUD	(16,700)	USD	11,925	8/21/26	179	—
HSBC	EUR	(104,100)	USD	121,502	8/21/26	1,357	—
HSBC	GBP	(32,700)	USD	43,951	8/21/26	—	(120)
JPMCB	EUR	(3,378,942)	USD	3,997,042	8/21/26	97,280	—
TD	AUD	(582,309)	USD	420,755	8/21/26	11,190	—
TD	CAD	(681,529)	USD	499,540	8/21/26	12,929	—
TD	GBP	(2,466,926)	USD	3,357,045	8/21/26	32,314	—
TD	JPY	(61,924,975)	USD	398,897	8/21/26	9,028	—
Total Forward Foreign Currency Exchange Contracts						$164,544	$(120)
The use of forward foreign currency exchange contracts involves elements of market risk and the risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
CITI – Citigroup
CPI – Consumer Price Index
CVA – Certified Dutch Certificate
ETF – Exchange-Traded Fund
JPMCB – JPMorgan Chase Bank
LNG – Liquefied Natural Gas
OAT – Obligations Assimilables du Trésor
REIT – Real Estate Investment Trust
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TD – TD Bank
Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
EUR – European Monetary Unit
12    NQ- 095 [0726] 0926 (5905336)

Summary of currencies: (continued)
GBP – British Pound Sterling
JPY – Japanese Yen
USD – US Dollar
NQ- 095 [0726] 0926 (5905336)    13